Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 100.02%	Value
	Aerospace & Defense - 8.19%
8,593	Northrop Grumman Corp.	$2,462,840

	Banking - 11.53%
23,246	Bank of America Corp.	689,244
5,868	Citigroup, Inc.	340,285
6,526	First Horizon National Corp.	90,646
18,233	JPMorgan Chase & Co.	2,346,040
		3,466,215
	Biotech & Pharma - 19.91%
20,437	Eli Lilly & Co.	4,250,283
17,793	Merck & Co., Inc.	1,371,306
9,530	Pfizer, Inc.	342,127
1,182	Viatris, Inc. (a)	20,082
		5,983,798
	Chemicals - 0.38%
1,300	Innospec, Inc.	114,127

	Electric Utilities - 5.13%
6,390	Entergy Corp.	609,159
20,933	Exelon Corp.	869,975
1,526	Portland General Electric Co.	64,535
		1,543,669
	Electrical Equipment - 1.34%
3,357	TE Connectivity Ltd.	404,183

	Engineering & Construction - 9.64%
99,777	KBR, Inc.	2,898,522

	Entertainment Content - 0.56%
3,500	ViacomCBS, Inc. - Class B (b)	169,750

	Food - 2.46%
55	ConAgra Foods, Inc.	1,903
11,458	Tyson Foods, Inc. - Class A	736,864
		738,767
	Home Construction - 1.24%
5,560	Lennar Corp. - Class B	372,187

	Insurance - 5.49%
74,421	CNO Financial Group, Inc.	1,578,470
1,269	Voya Financial, Inc.	70,379
		1,648,849
	Retail - Consumer Staples - 0.03%
55	Wal-Mart Stores, Inc.	7,727

	Retail - Discretionary - 6.13%
18,839	Gap, Inc. (a)	381,490
5,398	Home Depot, Inc.	1,461,886
		1,843,376
	Software - 21.55%
27,928	Microsoft Corp.	6,478,179

	Technology Hardware - 2.10%
6,781	Comtech Telecommunications Corp.	144,706
16,471	Hewlett Packard Enterprise Co.	203,252
11,623	HP, Inc.	282,904
		630,862
	Technology Services - 2.37%
2,259	Mastercard, Inc. - Class A	714,499

	Tobacco & Cannabis - 0.60%
2,259	Philip Morris International, Inc.	179,929

	Transportation & Logistics - 1.37%
38,100	Golar LNG Ltd. (a)	412,623
	TOTAL COMMON STOCKS (Cost $10,767,455)	30,070,102

	MONEY MARKET FUNDS - 0.69%
103,278	First American Government Obligations Fund, Institutional Class, 0.04% (c)	103,278
103,278	First American Treasury Obligations Fund, Institutional Class, 0.03% (c)	103,278
	TOTAL MONEY MARKET FUNDS (Cost $206,556)	206,556

	Total Investments in Securities (Cost $10,974,011) - 100.71%	30,276,658
	Liabilities in Excess of Other Assets - (0.71)%	(212,611)
	NET ASSETS - 100.00%	$30,064,047

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2021.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$169,750	$-	$-	$169,750
Consumer Discretionary	2,215,563	-	-	2,215,563
Consumer Staples	926,423	-	-	926,423
Financials	5,115,064	-	-	5,115,064
Health Care	5,983,799	-	-	5,983,799
Industrials	6,178,167	-	-	6,178,167
Materials	114,127	-	-	114,127
Technology	7,823,540	-	-	7,823,540
Utilities	1,543,669	-	-	1,543,669
Total Common Stocks	30,070,102	-	-	30,070,102
Money Market Funds	206,556	-	-	206,556
Total Investments in Securities	$30,276,658	$-	$-	$30,276,658

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.